RISK MANAGEMENT POLICIES (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets		€ 17,079
Current liabilities		22,717
ILS [Member]
IfrsStatementLineItems [Line Items]
Current assets	€ 472	665
Current liabilities	589	784
COP [Member]
IfrsStatementLineItems [Line Items]
Current assets	5,745	4,006
Current liabilities	2,194	2,036
MXN [Member]
IfrsStatementLineItems [Line Items]
Current assets	13,683	11,027
Current liabilities	14,300	17,090
P A B [Member]
IfrsStatementLineItems [Line Items]
Current assets	3,413
Current liabilities	2,697	2,268
ARS [Member]
IfrsStatementLineItems [Line Items]
Current assets	1,356	1,381
Current liabilities	707	539
Total [Member]
IfrsStatementLineItems [Line Items]
Current assets	24,669
Current liabilities	€ 20,486
USD [Member]
IfrsStatementLineItems [Line Items]
Current assets
Current liabilities